STOCK OPTIONS	12 Months Ended
Mar. 31, 2015
Stock Option [Abstract]
Stock Options [Text Block]
14.	STOCK OPTIONS

The Group has adopted the 1996 Stock Option Plan (the "Option Plan"). The Option Plan provides for the grant of options to purchase common shares to employees, officers, directors and consultants of the Group. The Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price (provided, however, that the option price shall not be less than fair market value or less than the par value per share on the date the options granted), the number of common shares subject to the option and the option's exercisability. The maximum exercisable period of options granted under the Option Plan is five years.

Since the Company had granted options for the purchase of all authorized shares under the 1996 Option Plan, on June 26, 2010, the Company adopted the "2010 Stock Option And Restricted Stock Plan" (the "2010 Option Plan"). The 2010 Option Plan replaced the 1996 Option Plan. Under the new option plan, the Company is authorized to grant options, and to issue restricted shares, for a total of 600,000 shares. The options vest in accordance with the terms of the agreements entered into by the Group and the grantee of the options. To date, no options and restricted shares have been granted under the 2010 Option Plan.

No options were granted by the Company for the years ended March 31, 2013, 2014 and 2015.

As of March 31, 2014 and 2015, there were no unrecognized compensation cost related to non-vested stock options granted under the Option Plan, nor any non-vested stock options.

A summary of stock option activity during the years ended March 31, 2013, 2014 and 2015 is as follows:

			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2012	80,000	3.29	1.07	0.98
Lapsed/cancelled	(55,000)	4.03	1.12

Outstanding as of March 31, 2013 and 2014	25,000	1.65	0.95	1.61
Exercised	(18,000)	1.65	0.95
Lapsed/cancelled	(7,000)	1.65	0.95

Outstanding as of March 31, 2015	-	-	-	-

The aggregate intrinsic values of the stock options outstanding as of March 31, 2014 was $27.